Expense Example - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2020 Fund - Fidelity Freedom Blend 2020 Fund	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555